Condensed financial information of the parent company - PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,000,786	$ 730,568
Adjustments to reconcile net cash flows from operating activities
Prepaid expenses and other current assets	19,838	(10,243)
Accrued expenses and other current liabilities	(99,560)	(2,949)
Net cash provided by (used in) operating activities	6,205,925	(418,896)
Cash flow from investing activities
Net cash used in investing activities	(638,181)	(8,526,401)
Cash flow from financing activities
Proceeds from the Initial Public Offering		23,000,000
Direct costs disbursed from Initial Public Offering proceeds		(2,377,450)
Net cash (used in) provided by financing activities	(733,461)	20,240,456
Cash, beginning of period	190,758	1,570,035
Cash, end of period	5,034,567	12,962,779
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	2,209,153	2,235,248
Adjustments to reconcile net cash flows from operating activities
Equity in earnings of subsidiaries	(2,675,838)	(2,553,333)
Accrued expenses and other current liabilities	(82,176)	(42,136)
Net cash provided by (used in) operating activities	(548,861)	(360,221)
Cash flow from investing activities
Investment in subsidiaries	(83,771)	(20,258,141)
Net cash used in investing activities	(83,771)	(20,258,141)
Cash flow from financing activities
Proceeds from the Initial Public Offering		23,000,000
Direct costs disbursed from Initial Public Offering proceeds		(2,377,450)
Proceeds from related party loans	651,664
Net cash (used in) provided by financing activities	651,664	20,622,550
Change in cash	19,032	4,188
Cash, beginning of period	8,105
Cash, end of period	$ 27,137	$ 4,188